Cover	Feb. 09, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 9, 2023 (the “Closing Date”), the Company entered into and closed an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), by and among Avalon Laboratory Services, Inc., a wholly-owned subsidiary of the Company (the “Buyer”), SCBC Holdings LLC (the “Seller”), the Zoe Family Trust, Bryan Cox and Sarah Cox as individuals (each an “Owner” and collectively, the “Owners”), and Laboratory Services MSO, LLC (“Laboratory Services MSO”). Pursuant to the terms and conditions set forth in the Amended MIPA, Buyer acquired, on the Closing Date, forty percent (40%) of all the issued and outstanding equity interests of Laboratory Services MSO (the “Purchased Interests”) from the Seller, free and clear of all liens (the “Transaction”). The Amended MIPA was filed as Exhibit 2.1 to the Current Report on Form 8-K with the Securities Exchange Commission (the “SEC”) on February 13, 2023 (the “Form 8-K”).
Document Period End Date	Feb. 09, 2023
Entity File Number	001-38728
Entity Registrant Name	AVALON GLOBOCARE CORP.
Entity Central Index Key	0001630212
Entity Tax Identification Number	47-1685128
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Route 9 South
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	33326
City Area Code	732
Local Phone Number	780-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false